First Allmerica Financial Life Insurance Company	commonwealthannuity.com
132 Turnpike Road, Suite 210	* 800.533.2124
Southborough, MA 01772
508-460-2400 — phone
508-460-2401 — fax

ANNUAL REPORT — 12/31/2012

FOR CONTRACT HOLDERS OF:	DELAWARE MEDALLION I, II & III
DELAWARE GOLDEN MEDALLION

March 19, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Subj:	Separate Account VA-K
1940 Act Registration Number: 811-8114
1933 Act Registration Numbers: 33-71054, 333-54218
CIK: 0000914284
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-K, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Delaware VIP Trust (Standard Class)	814230	March 4, 2013
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	February 28, 2013
The Alger Portfolios (Class I-2)	832566	February 27, 2013
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	February 22, 2013
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	March 6, 2013
Lincoln Variable Insurance Products Trust (Standard Class)	1033669	February 25, 2013
Pioneer Variable Contracts Trust (Class II)	930709	February 27, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel and Corporate Secretary

First Allmerica Financial Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772